Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment	Property, plant and equipment as of June 30, 2024 and December 31, 2023 consisted of the following:
	June 30, 2024	December 31, 2023
Machinery and equipment	$2,161,133	$2,133,142
Transportation vehicles	444,000	423,812
Electronic devices	128,165	126,342
Office furniture and equipment	86,277	60,196
Construction in progress	467,773	21,619
Building	488,834	500,353
Total property plant and equipment, at cost	3,776,183	3,265,464
Less: accumulated depreciation	(1,511,953)	(1,340,489)
Property, plant and equipment, net	$2,264,230	$1,924,975